Employment benefit plan - Sensitivity Analysis (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Discount rate
Employee benefit plan
Impact on discount rate or salary due to increase in actuarial assumptions	₨ 2,135	₨ 3,406
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ (2,017)	₨ (2,736)
Percentage of increase in actuarial assumptions	0.50%	0.50%
Percentage of decrease in actuarial assumptions	0.50%	0.50%
Expected rates of salary increases
Employee benefit plan
Impact on discount rate or salary due to increase in actuarial assumptions	₨ (1,940)	₨ (1,966)
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ 2,057	₨ 2,763
Percentage of increase in actuarial assumptions	0.50%	0.50%
Percentage of decrease in actuarial assumptions	0.50%	0.50%